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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna—1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on
Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PCM Fund, Inc. Schedule of Investments March 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—130.5%
	Banc of America Commercial Mortgage, Inc., CMO,
$2,000	5.335%, 3/11/41, VRN (a)(c)	NR/BBB+	$683,380
2,000	5.414%, 9/10/47 (g)	Aaa/AAA	1,468,862
700	6.29%, 6/11/35 (a)(c)	Ba1/BBB+	371,898
2,500	7.224%, 4/15/36, VRN (g)	A1/NR	1,932,544
2,800	7.754%, 11/15/31, VRN (g)	Aa1/AA+	2,678,408
	Bear Stearns Commercial Mortgage Securities, Inc., CMO,
2	5.06%, 11/15/16	Aaa/AAA	2,452
1,000	5.576%, 2/11/41, VRN (a)(c)	NR/BBB-	255,199
1,000	5.813%, 5/11/39, VRN (a)(c)	NR/BBB+	382,150
2,000	5.991%, 9/11/42, VRN (a)(c)	NR/A	245,186
1,332	6.50%, 2/15/32	NR/BB	723,674
1,258	6.625%, 10/15/32 (a)(c)	NR/B	158,405
	Bear Stearns Commercial Mortgage Securities Trust, CMO, VRN (g),
2,000	5.694%, 6/11/50	NR/AAA	1,485,159
2,000	5.717%, 6/11/40	Aaa/NR	1,492,353
	Chase Commercial Mortgage Securities Corp., CMO (a)(c),
1,600	6.65%, 7/15/32	Ba2/NR	834,535
1,500	6.887%, 10/15/32	NR/BB+	770,569
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO (g),
1,015	5.226%, 7/15/44, VRN	Aa2/AA	325,153
4,012	5.322%, 12/11/49	Aaa/AAA	2,683,062
3,000	Commercial Capital Access One, Inc., 7.953%, 11/15/28, CMO, VRN (a)(c)	NR/NR	888,102
2,500	Commercial Mortgage Asset Trust, 6.975%, 1/17/32, CMO, VRN (g)	Aaa/AAA	2,354,446
	Commercial Mortgage Pass Through Certificates, CMO (a)(c),
1,500	6.586%, 7/16/34 (g)	Aaa/AAA	1,420,925
1,500	6.812%, 7/16/34, VRN (g)	Aa2/A+	698,149
2,893	6.83%, 2/14/34, VRN	Aaa/NR	2,898,062
	Credit Suisse Mortgage Capital Certificates, CMO,
5,000	5.467%, 9/15/39 (g)	Aaa/AAA	3,322,186
401	6.50%, 5/25/36	Caa2/CCC	262,869
	CS First Boston Mortgage Securities Corp., CMO,
23,246	0.451%, 12/15/35, IO, VRN (a)(c)(g)	NR/AAA	703,599
2,000	5.322%, 8/15/36, VRN (a)(c)	Ba1/BB+	458,535
2,600	5.745%, 12/15/36, VRN (a)(c)(g)	NR/BBB+	932,628
3,000	6.574%, 12/15/35 (g)	Aaa/AAA	2,861,510
2,000	7.46%, 1/17/35, VRN (g)	NR/NR	1,938,939
1,847	CVS Lease Pass-Through, 5.88%, 1/10/28 (a)(c)	Baa2/BBB+	1,378,092
68	Federal Housing Administration, 8.36%, 1/1/12 (e)	NR/NR	68,694
4,473	FFCA Secured Lending Corp., 1.248%, 9/18/27, CMO, IO, VRN (a)(c)	NR/NR	64,304
2,000	First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35, CMO (g)	Aaa/AAA	1,973,846
1,000	First Union-National Bank-Bank of America Commercial Mortgage Trust,
	6.00%, 1/15/11, CMO (a)(c)	Ba1/NR	665,941
	GE Capital Commercial Mortgage Corp., CMO, VRN,
1,000	5.095%, 5/10/43	NR/A	264,970
1,000	5.107%, 7/10/45 (a)(c)	NR/BBB+	163,423
	GMAC Commercial Mortgage Securities, Inc., CMO,
800	6.50%, 5/15/35	Aaa/AAA	797,611
2,000	6.50%, 5/15/35 (g)	NR/BBB	1,960,512
1,500	6.956%, 5/15/30, VRN (a)(c)	NR/NR	531,296
1,500	8.057%, 9/15/35, VRN (a)(c)(g)	NR/NR	1,246,954

PCM Fund, Inc. Schedule of Investments March 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Greenwich Capital Commercial Funding Corp., CMO (g),
$1,500	5.419%, 1/5/36, VRN (a)(c)	A2/A+	$625,392
2,000	5.444%, 3/10/39	Aaa/AAA	1,447,421
	GS Mortgage Securities Corp. II, CMO,
2,000	1.568%, 3/6/20, FRN (a)(c)	NR/BBB	1,253,951
5,750	5.56%, 11/10/39 (g)	Aaa/NR	4,336,795
2,000	5.74%, 11/10/39, VRN (g)	Baa1/NR	225,596
3,480	7.397%, 8/5/18, VRN (a)(c)(g)	Baa2/NR	2,187,292
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
9,648	0.565%, 3/12/39, IO, VRN (a)(c)(g)	Aaa/NR	287,441
1,500	5.288%, 5/15/41, VRN (a)(c)	Baa1/NR	441,946
2,000	6.162%, 5/12/34 (g)	Aaa/NR	1,929,533
	LB-UBS Commercial Mortgage Trust, CMO (a)(c),
1,500	5.683%, 7/15/35	Ba1/BBB-	608,909
1,572	6.95%, 3/15/34, VRN (g)	A1/A	980,949
2,000	7.29%, 9/15/34 (g)	A2/NR	1,474,787
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.957%, 8/12/49, CMO, VRN	NR/A	246,153
1,500	Merrill Lynch Mortgage Investors, Inc., 6.413%, 12/15/30, CMO, VRN (g)	A3/AA+	1,403,737
	Morgan Stanley Capital I, CMO, VRN,
500	5.208%, 11/14/42 (g)	A1/A+	126,982
100	5.379%, 8/13/42 (a)(c)	NR/A-	25,318
2,000	5.447%, 2/12/44 (g)	Aaa/AAA	1,407,406
2,787	Morgan Stanley Dean Witter Capital I, 6.66%, 2/15/33, CMO (g)	NR/AAA	2,768,304
464	Multi-Family Capital Access One, Inc., 8.82%, 1/15/24, CMO, VRN	NR/NR	444,135
2,085	Nationslink Funding Corp., 7.105%, 8/20/30, CMO, VRN (a)(c)(g)	NR/BBB+	1,988,201
1,000	Office Portfolio Trust, 6.778%, 2/3/16, CMO (a)(c)	Baa2/NR	661,843
	RMF Commercial Mortgage Pass-Through Certificates, CMO (a)(c),
289	7.471%, 1/15/19	NR/NR	172,112
265	9.350%, 1/15/19, VRN (d)	NR/NR	17,167
3,000	TrizecHahn Office Properties, 7.604%, 5/15/16, CMO (a)(c)(g)	Baa1/A	1,945,554
	Wachovia Bank Commercial Mortgage Trust, CMO (a)(c),
46,595	0.248%, 10/15/41, IO, VRN (g)	Aaa/AAA	672,581
1,020	4.982%, 2/15/35	NR/BBB	367,374
2,500	5.188%, 2/15/41, VRN	Baa2/BBB	700,053
1,500	5.351%, 1/15/41, VRN	Baa2/BBB	413,049

	Total Commercial Mortgage-Backed Securities (cost—$116,170,659)		73,508,563

CORPORATE BONDS & NOTES—37.7%

Financial Services—35.5%
1,000	American Express Bank, 0.653%, 5/29/12, FRN (g)	A1/A+	766,335
2,000	American Express Credit Corp., 0.716%, 6/16/11, FRN (g)	A1/A	1,738,692
	American International Group, Inc. (g),
2,000	4.25%, 5/15/13	A3/A-	809,496
600	4.70%, 10/1/10	A3/A-	341,348
500	5.45%, 5/18/17	A3/A-	198,137
900	5.85%, 1/16/18	A3/A-	352,986
3,000	8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(c)	Ba2/BBB	255,720
500	Bear Stearns Cos., Inc., 1.448%, 8/15/11, FRN (g)	Aa3/A+	462,258
500	CIT Group, Inc., 5.80%, 7/28/11 (g)	Baa2/BBB	360,820

PCM Fund, Inc. Schedule of Investments March 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
	Citigroup, Inc. (g),
$750	1.396%, 5/18/10, FRN	A3/A	$674,013
1,000	1.445%, 3/16/12, FRN	A3/A	744,839
2,000	5.00%, 9/15/14	Baa1/A-	1,328,092
500	Ford Motor Credit Co., 8.00%, 12/15/16	Caa1/CCC+	329,145
	General Electric Capital Corp.,
500	1.451%, 6/12/12, FRN	Aa2/AA+	430,008
1,000	6.875%, 1/10/39 (g)	Aa2/AA+	818,753
1,000	Goldman Sachs Group, Inc., 1.854%, 1/12/15, FRN (g)	A1/A	739,116
	International Lease Finance Corp. (g),
1,500	4.875%, 9/1/10	Baa2/BBB+	1,096,089
2,200	4.95%, 2/1/11	Baa2/BBB+	1,454,226
500	Merrill Lynch & Co., Inc., 1.37%, 11/1/11, FRN (g)	A2/A	409,110
	Morgan Stanley, FRN (g),
1,000	1.393%, 1/18/11	A2/A	902,921
1,200	1.574%, 10/15/15	A2/A	853,858
2,000	1.593%, 10/18/16	A2/A	1,343,140
1,000	1.698%, 1/9/14	A2/A	742,392
	SLM Corp. (g),
1,000	1.389%, 10/25/11, FRN	Baa2/BBB-	576,253
1,000	8.45%, 6/15/18	Baa2/BBB-	540,890
750	Tenneco Automotive, Inc., 8.625%, 11/15/14	Caa2/CCC	142,500
1,000	Wachovia Bank, 1.564%, 11/3/14, FRN (g)	Aa3/AA	754,286
1,000	Wachovia Corp., 1.224%, 10/15/11, FRN (g)	A1/AA	887,152

			20,052,575

Industrial—2.2%
500	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa3/CCC	87,500
250	Dynegy Holdings, Inc., 7.125%, 5/15/18	B2/B	133,750
950	RH Donnelley Corp., 8.875%, 1/15/16	Caa3/CCC-	59,375
500	SemGroup L.P., 8.75%, 11/15/15 (a)(c)(d)	NR/NR	20,000
931	United Air Lines, Inc., 6.636%, 1/2/24	Ba1/BBB-	614,480
800	Verso Paper Holdings LLC and Verso Paper, Inc., 9.125%, 8/1/14	B2/B+	304,000

			1,219,105

	Total Corporate Bonds & Notes (cost—$27,978,322)		21,271,680

REAL ESTATE ASSET-BACKED SECURITIES—9.8%
372	Ameriquest Mortgage Securities, Inc., 6.147%, 2/25/33, FRN (d)	Ca/D	29,658
168	Asset-Backed Securities Corp. Home Equity, 3.272%, 6/21/29, FRN	Caa1/NR	21,237
462	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO (g)	Ca/NR	229,384
	Bear Stearns Alt-A Trust, CMO,
372	5.458%, 7/25/35, FRN	Ba1/AAA	197,098
416	5.925%, 5/25/36, VRN	Caa2/AAA	202,671
974	6.25%, 8/25/36, VRN (g)	Caa2/BB	409,838
392	Bear Stearns Asset Backed Securities Trust, 5.50%, 12/25/35, CMO	Caa1/AAA	291,973
122	CDC Mortgage Capital Trust, 5.622%, 3/25/33, FRN (d)	C/D	1,886
426	Countrywide Alternative Loan Trust, 6.00%, 11/25/35, CMO	Caa2/AA	254,358
500	Credit Suisse Mortgage Capital Certificates, 5.896%, 4/25/36, CMO	Caa1/AAA	338,316
243	CS First Boston Mortgage Securities Corp., 7.00%, 2/25/33, CMO	Aaa/AAA	236,535
457	First Horizon Alternative Mortgage Securities,
	5.386%, 8/25/35, CMO, FRN	B1/AAA	129,916
336	GSAA Trust, 0.792%, 6/25/35, FRN (g)	Aa3/AAA	142,632
91	Keystone Owner Trust, 9.00%, 1/25/29 (a)(c)	Baa3/NR	82,358

PCM Fund, Inc. Schedule of Investments March 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$797	Morgan Stanley Mortgage Loan Trust, 5.444%, 1/25/35, CMO, VRN	NR/AA	$191,745
1,000	Oakwood Mortgage Investors, Inc., 6.89%, 11/15/32, VRN	Ca/CCC-	321,912
	Ocwen Residential MBS Corp., CMO, VRN (a)(c),
458	6.895%, 6/25/39	NR/NR	9,436
3,314	7.00%, 10/25/40	B3/NR	409,997
872	Residential Accredit Loans, Inc., 6.00%, 8/25/35, CMO (g)	NR/AAA	607,081
862	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/B	524,503
68	Structured Asset Investment Loan Trust, 5.022%, 10/25/33, FRN	Caa2/CCC	3,138
441	TBW Mortgage, 6.00%, 7/25/36, CMO	NR/B	263,195
1,000	UCFC Manufactured Housing Contract, 7.90%, 1/15/28, VRN	Ca/NR	617,233

	Total Real Estate Asset-Backed Securities (cost—$8,486,566)		5,516,100

MUNICIPAL BONDS & NOTES—3.9%

Arkansas—1.3%
970	Little Rock Municipal Property Owners Multipurpose Improvement Dist.,
	Special Tax, 7.20%, 3/1/32, Ser. B	NR/NR	719,527

Iowa—0.7%
345	Dickinson Cnty. Rev., 7.75%, 12/1/12, Ser. B	NR/NR	361,660

Virginia—1.0%
620	Lexington Industrial Dev. Auth. Rev., 8.00%, 1/1/15, Ser. C	NR/NR	577,487

West Virginia—0.9%
985	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	531,801

	Total Municipal Bonds & Notes (cost—$2,849,540)		2,190,475

OTHER BONDS & NOTES—2.4%
1,425	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,216,261
1,856	First International Bank NA, 6.306%, 4/15/26, ABS, FRN	C/NR	75,404
137	PPM America High Yield CBO Ltd., 3.394%, 6/1/11 (b)(e)	NR/NR	83,629

	Total Other Bonds & Notes (cost—$3,308,830)		1,375,294

SHORT-TERM INVESTMENTS—30.6%

U.S. Treasury Bills (f)—21.0%
11,830	0.08%-0.22%, 4/9/09-6/11/09 (cost—$11,827,916)		11,828,282

Repurchase Agreements—5.0%
2,300	JPMorgan Chase Bank, dated 3/31/09, 0.19%, due 4/1/09, proceeds $2,300,012; collateralized by Freddie Mac, 2.375%, due 5/28/10, valued at $2,344,009 including accrued interest		2,300,000
530	State Street Bank & Trust Co., dated 3/31/09, 0.08%, due 4/1/09, proceeds $530,001; collateralized by U.S. Treasury Bills, 0.196%, due 7/2/09, valued at $544,728 including accrued interest		530,000

	Total Repurchase Agreements (cost—$2,830,000)		2,830,000

PCM Fund, Inc. Schedule of Investments March 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Corporate Notes—4.6%

Financial Services (g)—4.6%
$2,000	CIT Group, Inc., 1.451%, 3/12/10, FRN	Baa2/BBB	$1,591,300
1,000	Goldman Sachs Group, Inc., 1.318%, 11/16/09, FRN	A1/A	977,032

	Total Corporate Notes (cost—$2,626,046)		2,568,332

	Total Short-Term Investments (cost—$17,283,962)		17,226,614

	Total Investments (cost—$176,077,879)—214.9%		121,088,726
	Liabilities in excess of other assets—(114.9%)		(64,752,526)

	Net Assets—100%		$56,336,200

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $32,569,023, representing 57.8% of net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Fair valued—Securities with an aggregate value of $152,323, representing 0.3% of net assets.

(f)	All or partial amount segregated as collateral for swaps.

(g)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset Backed Securities

CBO—Collateralized Bond Obligation

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2009.

IO—Interest Only

MBS—Mortgage-Backed Securities

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2009.

Other Investments:

(1)	Credit Default—Sell Protection swap agreements outstanding at March 31, 2009(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(3)	Credit Spread(2)	Termination Date	Payments Received by Fund	Market Value(4)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America:
ABS Home Equity Index	$2,000	37.165%	8/25/37	0.15%	$(1,940,000)	$(1,775,000)	$(164,717)
Barclays Bank:
CIT Group	3,000	11.616%	3/20/14	6.80%	(435,524)	—	(428,724)
Bear Stearns:
Home Equity Index	1,000	37.165%	8/25/37	0.15%	(970,000)	(610,000)	(359,858)
Home Equity Index	1,000	48.731%	1/25/38	1.92%	(960,000)	(620,000)	(338,240)
Home Equity Index	1,000	18.218%	5/25/46	0.17%	(920,000)	(420,000)	(499,835)
BNP Paribas:
General Electric	1,000	7.44%	12/20/13	4.70%	(92,354)	—	(90,787)
Citigroup:
American Express	1,700	6.375%	12/20/13	4.25%	(126,650)	—	(124,242)
SLM	1,000	25.406%	12/20/13	5.00%	(371,043)	(157,500)	(211,877)
Credit Suisse First Boston:
ABS Home Equity Index	3,500	37.165%	8/25/37	0.15%	(3,395,000)	(2,495,000)	(899,489)
Home Equity Index	1,418	14.516%	7/25/45	0.18%	(510,340)	(63,793)	(446,316)
Deutsche Bank:
American International Group	2,000	22.909%	3/20/13	2.10%	(849,302)	—	(847,901)
CIT Group	1,000	11.765%	12/20/13	5.00%	(197,208)	(265,000)	69,459
General Electric	700	7.44%	12/20/13	4.70%	(64,648)	—	(63,551)
SLM	1,000	25.406%	12/20/13	5.00%	(371,043)	(122,500)	(246,877)
SLM	3,000	18.952%	3/20/19	5.35%	(1,067,150)	—	(1,061,800)
Merrill Lynch & Co.:
SLM	700	25.406%	12/20/13	5.00%	(259,730)	(98,000)	(160,564)

					$(12,529,992)	$(6,626,793)	$(5,875,319)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	Open reverse repurchase agreements at March 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	2.56%	3/18/09	4/20/09	$2,120,109	$2,118,000
Barclays Bank	0.95%	3/12/09	4/9/09	8,950,721	8,946,000
	0.95%	3/18/09	4/17/09	7,074,613	7,072,000
	2.02%	3/23/09	4/23/09	4,654,093	4,651,742
	2.06%	3/12/09	4/13/09	1,242,417	1,241,000
Credit Suisse	0.95%	3/6/09	4/6/09	2,536,739	2,535,000
	1.75%	3/11/09	4/13/09	7,807,963	7,800,000
	1.75%	3/25/09	4/24/09	10,353,522	10,350,000
JPMorgan	1.50%	3/16/09	4/15/09	2,062,374	2,061,000
	1.50%	3/31/09	4/30/09	3,033,126	3,033,000

					$49,807,742

The Fund received $185,081 in U.S. Government Agency securities and $2,710,000 in cash as collateral for reverse repurchase agreements.

Fair Value Measurements—The Fund has adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities		Other Financial Instruments
Valuation Inputs	Assets	Liabilities
Level 1—Quoted Prices	$—	$—	$—
Level 2—Other Significant Observable Inputs	120,321,923	—	(5,875,319)
Level 3—Significant Unobservable Inputs	766,803	—	—

Total	$121,088,726	$—	$(5,875,319)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at March 31, 2009, is as follows:

	Investments in Securities		Other Financial Instruments
Valuation Inputs	Assets	Liabilities
Beginning balance, 12/31/08	$160,819	$—	$1,024,699
Net purchases (sales) and settlements	(27,695)	—	(1,024,699)
Accrued discounts (premiums)	2,386	—	—
Total realized gain (loss)	(51)	—	—
Total change in unrealized gain (loss)	68,199	—	—
Transfers in and/or out of Level 3	563,145	—	—

Ending balance, 3/31/09	$766,803	$—	$—

Disclosures about Derivative Instruments and Hedging Activities—Effective January 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009:

Derivatives at Value 3/31/09
Interest rate contracts	$ —
Foreign exchange contracts	—
Credit contracts	(5,875,319)
Total	$(5,875,319)

Item 2.    Controls and Procedures

(a)  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a)  Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 26, 2009